Goodwill and Impairment Review of Goodwill - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023		Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill impairment	$ 0	$ 65,000,000
Goodwill	$ 422,000,000	$ 433,000,000	$ 498,000,000	[1]	$ 498,000,000
Growth rate used to extrapolate cash flow projections	2.00%
Canada USA And EH [Member] | Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Description of discount rates used in current estimate of value in use	13.60%	13.50%	15.30%
Canada USA And EH [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Description of discount rates used in current estimate of value in use	10.10%	9.50%	10.70%
Latin America [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill impairment		$ 65,000,000
Goodwill		$ 0

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 4 “Changes in Accounting Policies” for further details.